Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Machinery equipment	$ 297,762	$ 278,659
Leasehold improvements	8,998
Computer, software, and equipment	84,456	90,909	4,916
Furniture, fixtures, and equipment	32,992	27,916
Equipment and leasehold improvements	424,208	397,484	4,916
Less: Accumulated depreciation	(93,362)	(85,255)	(2,413)
Equipment and leasehold improvement	$ 330,846	$ 312,229	$ 2,503